Note 15 - Discontinued Operations (Details) - Assets and Liabilities of Tropical Shipping (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 24	$ 23	$ 14
Total current assets	283	291
Current liabilities
Total current liabilities	40	39
Tropical Shipping [Member]
Current assets
Cash and cash equivalents	24	23
Short-term investments	1	2
Receivables	36	34
Inventories	9	9
Other	1	8
Total current assets	71	76
Long-term assets and other deferred debits
Property, plant and equipment, net	124	130
Goodwill	61	61
Intangible assets	19	20
Other	8	4
Total long-term assets and other deferred debits	212	215
Total assets held for sale	283	291
Current liabilities
Accrued expenses	7	7
Other accounts payable - trade	11	8
Other	22	24
Total current liabilities	40	39
Total liabilities held for sale	$ 40	$ 39